Leases - Schedule of Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets	$ 64,192,028		$ 66,293,751
Lease liabilities – current	3,375,029		4,969,959
Lease liabilities – non-current	9,618,423		10,438,555
Total lease liabilities	12,993,452		$ 15,408,514
Cash payments for operating leases	2,054,585	$ 44,927,899
Lease liabilities arising from obtaining right-of-use assets	$ 1,152,336	$ 5,688,671